ING LOGO AMERICAS US Legal Services

Nicole L. Molleur
Paralegal
(860) 723-2256
Fax: (860) 723-2215
Nicole.molleur@us.ing.com

September 26, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: University of Texas System Retirement Programs
File Nos.: 333-134760 and 811-02513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the
Supplement to the Contract Prospectus and Statement of Additional Information contained in
Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (“Amendment No.
4”) for Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Registrant”) that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 4 which was declared effective on September 21,
2007. The text of Amendment No. 4 was filed electronically on September 21, 2007.

If you have any questions regarding this submission, please contact the undersigned or Michael
Pignatella at 860-723-2239.

Sincerely,

/s/ Nicole L. Molleur Nicole L. Molleur

Hartford Site	ING North America Insurance Corporation
151 Farmington Avenue, TS31
Hartford, CT 06156-8975